Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (“PEO”), and the average of the “total compensation” of our other Named Executive Officers as presented in the Summary Compensation Table for the applicable year, (ii) the “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to our other Named Executive Officers, as calculated pursuant to Item 402(v) of Regulation S-K under the Exchange Act, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” of the PEO and, on average, our other Named Executive Officers, to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance.

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)(3)	Average summary compensation table total for non-PEO Named Executive Officers (1)	Average compensation actually paid to non-PEO Named Executive Officers (1)(2)(3)	Value of Initial Fixed $100 investment based on Total Shareholder Return (4)	Net income (loss) attributable to common stockholders (in thousands)
2025	$678,293	$933,926	$541,511	$739,500	$70.43	$17,603
2024	$298,434	$289,664	$267,234	$262,033	$28.04	($3,514)
2023	$347,201	$303,703	$301,047	$228,144	$30.84	($12,620)

(1)

The Company’s principal executive officer (“PEO”) for fiscal 2025, 2024 and 2023 was Robert P. Capps. The non-PEO Named Executive Officer for fiscal 2025 and 2024 was Mark A. Cox. The non-PEO Named Executive Officers for fiscal 2023 were Mark A. Cox and Dennis P. Morris.

(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually `realized or received by the Company’s Named Executive Officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below and averaged for the non-PEO Named Executive Officers.

(3)

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and, on average, the non-PEO Named Executive Officers set forth below. Amounts excluded, which are set forth in the “Minus Stock Awards from Summary Compensation Table” columns below, represent the Stock Awards reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. The dollar value of any dividends or other earnings paid on stock awards in a covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year are added. Equity values are calculated in accordance with ASC Topic 718.

PEO Total Compensation Amount	$ 678,293	$ 298,434	$ 347,201
PEO Actually Paid Compensation Amount	$ 933,926	289,664	303,703
Adjustment To PEO Compensation, Footnote

Year	Summary compensation table total for PEO	Minus stock awards from summary compensation table	Plus year-end equity value of unvested awards granted during year	Plus change in the value of unvested awards granted in prior years	Plus value of awards granted and vested during year	Plus change in value of prior year awards vested during year	Compensation actually paid to PEO
2025	$678,293	$260,900	$501,350	$9,202	$0	$5,981	$933,926
2024	$298,434	$0	$0	($5,577)	$0	($3,193)	$289,664
2023	$347,201	$48,767	$38,933	($21,375)	$0	($12,289)	$303,703

Non-PEO NEO Average Total Compensation Amount	$ 541,511	267,234	301,047
Non-PEO NEO Average Compensation Actually Paid Amount	$ 739,500	262,033	228,144
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average summary compensation table total for non-PEO named executive officers	Minus stock awards from summary compensation table	Plus year-end equity value of unvested awards granted during year	Plus change in the value of unvested awards granted in prior years	Plus value of awards granted and vested during year	Plus change in value of prior year awards vested during year	Average compensation actually paid to non-PEO named executive officers
2025	$541,511	$232,660	$421,450	$5,520	$0	$3,679	$739,500
2024	$267,234	$0	$0	($3,314)	$0	($1,887)	$262,033
2023	$301,047	$29,260	$23,360	($12,215)	$0	($54,788)	$228,144

(4)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in Company common stock on January 31, 2022.

Total Shareholder Return Amount	$ 70.43	28.04	30.84
Net Income (Loss)	17,603,000	3,514,000	12,620,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,900	0	48,767
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,350	0	38,933
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,202	5,577	21,375
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,981	3,193	12,289
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,660	0	29,260
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,450	0	23,360
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,520	3,314	12,215
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,679	$ 1,887	$ 54,788